UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02351

Western Asset Investment Grade Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

WESTERN ASSET

INVESTMENT GRADE

INCOME FUND INC. (PAI)

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you invest through a financial intermediary and you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that financial intermediary. If you are a direct shareholder with the Fund, you can call the Fund at 1-888-888-0151, or write to the Fund by regular mail at P.O. Box 505000, Louisville, KY 40233 or by overnight delivery to Computershare, 462 South 4th Street, Suite 1600, Louisville, KY 40202 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks a high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The Fund’s investment policies provide that the Fund invests at least 80% of its net assets in fixed income securities that are rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities of comparable quality at the time of purchase (as determined by the investment adviser); up to 20% in other fixed income securities; and not more than 25% in securities restricted as to resale.

II	Western Asset Investment Grade Income Fund Inc.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Investment Grade Income Fund Inc. for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

Western Asset Investment Grade Income Fund Inc.	III

Performance review

For the six months ended June 30, 2019, Western Asset Investment Grade Income Fund Inc. returned 10.87% based on its net asset value (“NAV”)1 and 15.32% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Corporate High Yield Index2 and the Bloomberg Barclays U.S. Credit Index3 , returned 9.94% and 9.35%, respectively, for the same period. The Lipper Corporate Debt Closed-End Funds BBB-Rated Category Average4 returned 8.87% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.35 per share. As of June 30, 2019, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2019. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2019 (unaudited)
Price Per Share	6-Month Total Return**
$ 15.16 (NAV)	10.87	%†
$ 14.87 (Market Price)	15.32	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

*

This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

[1]

Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

[2]

The Bloomberg Barclays U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt, including corporate and non-corporate sectors. Pay-in-kind (“PIK”) bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zero coupon bonds, step-up coupon structures and 144A securities are also included.

[3]	The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB or higher).

[4]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 6 funds in the Fund’s Lipper category.

IV	Western Asset Investment Grade Income Fund Inc.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “PAI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XPAIX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Investment Grade Income Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment’s price. The Fund may invest in high-yield bonds (commonly known as “junk” bonds), which are rated below investment grade and carry more risk than higher-rated securities. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed-income securities. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The Fund may invest, to a limited extent, in foreign securities, including emerging markets, which are subject to additional risks. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Investment Grade Income Fund Inc.	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the Fund’s portfolio as of June 30, 2019 and December 31, 2018, and does not include derivatives such as futures contracts. The Fund’s portfolio is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	1

Spread duration (unaudited)

Economic exposure — June 30, 2019

Total Spread Duration

PAI	— 7.99 years

Benchmark	— 7.26 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Credit Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

PAI	— Western Asset Investment Grade Income Fund Inc.

2	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2019

Total Effective Duration

PAI	— 7.25 years

Benchmark	— 7.41 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Credit Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

PAI	— Western Asset Investment Grade Income Fund Inc.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2019

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 89.7%
Communication Services — 10.5%
Diversified Telecommunication Services — 3.9%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$85,701
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	377,439
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	61,679
AT&T Inc., Senior Notes	5.350%	9/1/40	30,000	33,922
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	159,260
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	222,003
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	316,931
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.616%	6/12/24	480,000	486,377	(a)
Bell Canada Inc., Senior Notes	4.300%	7/29/49	330,000	356,175
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	105,642
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	410,000	541,480
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	60,000	78,654
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	1,999,967
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	792,056
Total Diversified Telecommunication Services				5,617,286
Entertainment — 0.7%
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	737,989	(b)
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	217,637	(b)
Total Entertainment				955,626
Media — 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	129,367
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	306,795
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	369,910
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	298,527
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	226,983
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,285,658
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	100,000	104,241
Discovery Communications LLC, Senior Notes	5.300%	5/15/49	60,000	64,665
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	602,840	(b)
Tencent Holdings Ltd., Senior Notes	3.975%	4/11/29	390,000	408,004	(b)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	208,281

See Notes to Financial Statements.

4	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	$200,000	$243,064
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	11,620
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	52,522
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	180,000	213,427
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	410,000	552,905
UBM PLC, Senior Notes	5.750%	11/3/20	570,000	590,458	(b)
Total Media				5,669,267
Wireless Telecommunication Services — 2.0%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,111,670
Sprint Corp., Senior Notes	7.250%	9/15/21	640,000	681,600
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	370,175
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	322,874
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	370,000	409,072
Total Wireless Telecommunication Services				2,895,391
Total Communication Services				15,137,570
Consumer Discretionary — 3.1%
Automobiles — 0.9%
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	410,000	421,663
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	350,000	357,764
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	188,470
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	305,164
Total Automobiles				1,273,061
Diversified Consumer Services — 0.2%
Board of Trustees of The Leland Stanford Junior University	3.089%	5/1/29	340,000	355,917
Hotels, Restaurants & Leisure — 1.1%
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	208,596
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	171,118
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	264,421
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	10,982
Sands China Ltd., Senior Notes	4.600%	8/8/23	200,000	210,608
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	483,489
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	217,712
Total Hotels, Restaurants & Leisure				1,566,926
Household Durables — 0.2%
Lennar Corp., Senior Notes	5.000%	6/15/27	250,000	263,750

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — 0.7%
Home Depot Inc., Senior Notes	3.900%	12/6/28	$590,000	$649,835
Target Corp., Senior Notes	3.375%	4/15/29	340,000	360,999
Total Specialty Retail				1,010,834
Total Consumer Discretionary				4,470,488
Consumer Staples — 5.2%
Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	936,713
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,390,000	1,506,680
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	75,046
Pernod Ricard SA, Senior Notes	5.750%	4/7/21	350,000	369,679	(b)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	786,930	(b)
Total Beverages				3,675,048
Food & Staples Retailing — 0.1%
Kroger Co., Senior Notes	4.650%	1/15/48	90,000	90,653
Food Products — 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	50,000	52,531
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	150,000	155,199
Mars Inc., Senior Notes	2.700%	4/1/25	140,000	142,949	(b)
Mars Inc., Senior Notes	3.200%	4/1/30	140,000	145,599	(b)
Total Food Products				496,278
Tobacco — 2.2%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	198,195
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	439,066
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	936,719
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	680,000	690,622
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	107,892
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	351,716
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	375,809
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	97,077
Total Tobacco				3,197,096
Total Consumer Staples				7,459,075
Energy — 15.4%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	218,535
Oil, Gas & Consumable Fuels — 15.3%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	617,125

See Notes to Financial Statements.

6	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	$367,000	$380,025
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	517,367
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	120,506
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	162,013
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	92,249
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	440,000	461,501
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	600,000	635,899
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	170,000	174,848
Concho Resources Inc., Senior Notes	4.300%	8/15/28	180,000	193,983
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	1,138,949
Continental Resources Inc., Senior Notes	4.500%	4/15/23	690,000	725,563
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	147,462
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	414,953
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	380,484
Ecopetrol SA, Senior Notes	5.375%	6/26/26	740,000	816,886
Energy Transfer Operating LP, Senior Notes	7.500%	10/15/20	250,000	265,259
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	860,000	902,220
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	30,000	33,548
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	23,313
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	40,000	44,576
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	395,307
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	360,000	335,347	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,080,000	1,266,473
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,691,666
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	200,000	207,786	(b)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	600,000	573,750	(b)
MPLX LP, Senior Notes	4.800%	2/15/29	420,000	462,976
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	384,294
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	447,037
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	161,865
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	217,740
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	298,760
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	311,748
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	456,705
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,005,000	933,394
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	198,343
Saudi Arabian Oil Co., Senior Notes	4.375%	4/16/49	450,000	457,070	(b)

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	6.375%	12/15/38	$250,000	$352,299
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	600,487
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	286,909
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	354,960
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	669,676
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	688,451
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	60,855
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	48,817
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	868,802
Total Oil, Gas & Consumable Fuels				21,980,246
Total Energy				22,198,781
Financials — 29.9%
Banks — 20.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	202,400	(a)(b)(c)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	340,000	348,075	(b)
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	415,524
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	425,848
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	70,000	72,707	(a)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	408,658
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,329,811
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	271,725	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	491,668
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	700,000	734,625	(a)(c)
Barclays PLC, Senior Notes (4.338% to 5/16/23 then 3 mo. USD LIBOR + 1.356%)	4.338%	5/16/24	380,000	392,724	(a)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	655,325	(a)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year ICE Swap Rate + 6.314%)	7.625%	3/30/21	330,000	349,503	(a)(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	320,923	(a)(b)

See Notes to Financial Statements.

8	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
BPCE SA, Subordinated Notes	5.150%	7/21/24	$410,000	$443,827	(b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	402,010
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	317,364
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	850,174
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	494,732
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	514,022
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	572,828
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	411,569
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,205,872	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	560,000	564,480	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	1,780,000	1,862,649	(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	248,765	(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	314,754	(a)(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	530,000	554,068	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	221,288
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	664,165	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	297,068	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	690,000	698,932	(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	273,511	(a)(c)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	50,000	52,497	(a)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	559,707
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	582,646
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	200,000	205,850	(a)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	379,350	(a)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	389,279	(a)(c)

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	$480,000	$539,688
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,360,000	1,778,200	(a)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	590,000	637,347	(a)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,097,203
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	381,415
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	218,352	(b)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	478,119	(b)
UniCredit SpA, Senior Notes	6.572%	1/14/22	590,000	627,431	(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	1,104,163	(a)(b)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/29/19	1,190,000	1,192,356	(a)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	730,000	744,631	(a)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	524,429
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	662,086
Total Banks				29,486,343
Capital Markets — 3.7%
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	563,938
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	56,991
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	275,616
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	765,385
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	838,147
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	573,096
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	912,991	(b)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	80,000	82,203	(b)(d)
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	103,245
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	125,813
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	101,670

See Notes to Financial Statements.

10	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	$340,000	$381,516
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	616,560	(a)(b)(c)
Total Capital Markets				5,397,171
Consumer Finance — 0.8%
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	898,475
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	298,700
Total Consumer Finance				1,197,175
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	354,590
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	119,643	(b)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	239,878	(b)
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.090%	12/21/65	470,000	332,986	(a)(b)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.340%	12/21/65	270,000	197,100	(a)(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	205,056
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	414,853	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	237,431	(b)
Total Diversified Financial Services				2,101,537
Insurance — 3.4%
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	547,929	(a)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/37	80,000	82,128	(a)(c)
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	95,047
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	77,379
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	284,680
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	174,881
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	239,775	(b)

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	$490,000	$617,342	(b)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	304,278	(b)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	1,150,000	1,316,733	(a)(c)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	99,418	(b)
Reinsurance Group of America Inc., Senior Notes	3.900%	5/15/29	430,000	446,752
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	567,733	(b)
Total Insurance				4,854,075
Total Financials				43,036,301
Health Care — 6.2%
Biotechnology — 0.3%
Celgene Corp., Senior Notes	5.000%	8/15/45	250,000	297,106
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	75,716
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	56,971
Total Biotechnology				429,793
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	111,371
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	200,000	222,181
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	410,000	460,006
Total Health Care Equipment & Supplies				793,558
Health Care Providers & Services — 4.4%
Cigna Corp., Senior Notes	4.125%	11/15/25	340,000	362,368	(b)
Cigna Corp., Senior Notes	4.800%	8/15/38	340,000	367,099	(b)
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	992,075
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	569,904
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	595,556
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	363,135
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	597,386
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	108,047
HCA Inc., Senior Secured Notes	4.125%	6/15/29	210,000	216,306
HCA Inc., Senior Secured Notes	5.125%	6/15/39	110,000	114,724
HCA Inc., Senior Secured Notes	5.500%	6/15/47	220,000	235,390
HCA Inc., Senior Secured Notes	5.250%	6/15/49	350,000	365,284
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	112,742

See Notes to Financial Statements.

12	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
Humana Inc., Senior Notes	4.800%	3/15/47	$230,000	$249,990
Magellan Health Inc., Senior Notes	4.900%	9/22/24	730,000	723,795
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	180,772
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	170,537
Total Health Care Providers & Services				6,325,110
Pharmaceuticals — 0.9%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	130,000	131,466
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	170,000	190,579	(b)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	910,000	953,552	(b)
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	33,952
Total Pharmaceuticals				1,309,549
Total Health Care				8,858,010
Industrials — 6.3%
Aerospace & Defense — 2.8%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	350,000	355,198	(b)
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	210,000	222,810	(b)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	143,616	(b)
Boeing Co., Senior Notes	2.800%	3/1/24	320,000	325,714
Boeing Co., Senior Notes	3.100%	5/1/26	1,400,000	1,441,947
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	203,580
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	45,962
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	870,000	1,112,420
United Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	128,461
Total Aerospace & Defense				3,979,708
Airlines — 0.4%
Continental Airlines Pass-Through Trust	7.250%	11/10/19	124,908	126,726
Continental Airlines Pass-Through Trust	7.256%	3/15/20	8,376	8,465
Continental Airlines Pass-Through Trust	6.250%	4/11/20	66,620	67,962
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	43,620	48,169
Delta Air Lines Pass-Through Certificates Trust, Senior Secured Notes	7.750%	12/17/19	60,943	62,219
US Airways Pass-Through Trust, Senior Secured Notes	5.900%	10/1/24	223,051	246,249
Total Airlines				559,790
Commercial Services & Supplies — 1.0%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	130,732
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	351,753
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	525,389

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Commercial Services & Supplies — continued
Waste Management Inc., Senior Notes	3.200%	6/15/26	$20,000	$20,822
Waste Management Inc., Senior Notes	4.000%	7/15/39	350,000	375,687
Total Commercial Services & Supplies				1,404,383
Construction & Engineering — 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	957,157	(b)
Industrial Conglomerates — 0.8%
General Electric Co., Senior Notes	6.750%	3/15/32	200,000	246,603
General Electric Co., Senior Notes	6.875%	1/10/39	716,000	899,173
Total Industrial Conglomerates				1,145,776
Machinery — 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	260,756
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	339,329
Transportation Infrastructure — 0.2%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	366,484	(b)
Total Industrials				9,013,383
Information Technology — 2.1%
Communications Equipment — 0.3%
Harris Corp., Senior Notes	4.854%	4/27/35	260,000	289,230
Harris Corp., Senior Notes	5.054%	4/27/45	210,000	246,595
Total Communications Equipment				535,825
IT Services — 0.1%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	115,229
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	157,154
KLA-Tencor Corp., Senior Notes	4.100%	3/15/29	110,000	115,821
KLA-Tencor Corp., Senior Notes	5.000%	3/15/49	40,000	44,626
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	295,180
Total Semiconductors & Semiconductor Equipment				612,781
Software — 0.8%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	1,144,601
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	361,998
HP Inc., Senior Notes	4.650%	12/9/21	310,000	326,234
Total Technology Hardware, Storage & Peripherals				688,232
Total Information Technology				3,096,668

See Notes to Financial Statements.

14	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Materials — 7.5%
Chemicals — 0.8%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	$800,000	$1,056,027
Metals & Mining — 6.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	250,000	265,313	(b)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	800,000	838,000	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	502,382	(b)
ArcelorMittal, Senior Notes	5.125%	6/1/20	70,000	71,623
ArcelorMittal, Senior Notes	5.250%	8/5/20	800,000	820,531
ArcelorMittal, Senior Notes	6.125%	6/1/25	50,000	56,883
ArcelorMittal, Senior Notes	4.550%	3/11/26	470,000	497,205
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	59,905
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	221,041
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	470,000	536,984	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	72,000	73,575	(b)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	191,250	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	60,000	60,375
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	630,000	665,438
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	515,392	(b)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	155,340	(b)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	550,637	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	363,846	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	170,333	(b)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	30,000	31,013	(b)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	380,000	263,150	(b)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	153,274
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	517,202
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,384,775
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	370,000	390,189
Total Metals & Mining				9,355,656
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	316,946
Total Materials				10,728,629

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Real Estate — 1.3%
Equity Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities Inc., Senior Notes	3.300%	6/1/29	$490,000	$510,318
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	258,125
Ventas Realty LP, Senior Notes	2.650%	1/15/25	460,000	458,479	(d)
Welltower Inc., Senior Notes	4.125%	3/15/29	320,000	339,690
Total Equity Real Estate Investment Trusts (REITs)				1,566,612
Real Estate Management & Development — 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	342,956
Total Real Estate				1,909,568
Utilities — 2.2%
Electric Utilities — 2.0%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	241,740
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	310,000	325,863
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	1,135,609
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	100,000	107,465	(b)
MidAmerican Energy Co.	3.650%	4/15/29	150,000	161,967
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	313,035
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	640,878
Total Electric Utilities				2,926,557
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy Inc., Senior Secured Notes	3.750%	6/15/24	200,000	205,654	(b)
Total Utilities				3,132,211
Total Corporate Bonds & Notes (Cost — $115,941,991)				129,040,684
Sovereign Bonds — 6.3%
Argentina — 1.8%
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	370,000	313,390
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	120,000	96,556
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	390,000	297,619
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	150,000	119,288
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	150,000	111,564

See Notes to Financial Statements.

16	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Argentina — continued
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	$1,220,000	$1,024,812	(b)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	740,000	584,607	(b)
Total Argentina				2,547,836
Canada — 0.7%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	1,052,695
Colombia — 0.7%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	951,345
Ecuador — 0.9%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	610,000	687,018	(b)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	510,000	576,943	(b)
Total Ecuador				1,263,961
Egypt — 0.4%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	240,000	253,747	(b)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	240,000	258,818	(b)
Total Egypt				512,565
Ghana — 0.2%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	310,000	321,784	(b)
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	248,354
Kenya — 0.3%
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	486,975	(b)
Mexico — 0.2%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	357,754
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	410,000	424,196	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	310,121	(b)
Total Qatar				734,317

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	$440,000	$482,959	(b)
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	77,438
Total Sovereign Bonds (Cost — $8,949,078)				9,037,983
Municipal Bonds — 1.4%
Alabama — 0.2%
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	280,000	286,639
California — 0.8%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	1,016,457
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	157,535
Total California				1,173,992
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	188,069
Illinois — 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	310,000	358,524
Total Municipal Bonds (Cost — $1,869,972)				2,007,224
U.S. Government & Agency Obligations — 0.4%
U.S. Government Obligations — 0.4%
U.S. Treasury Bonds	3.000%	2/15/49	180,000	197,726
U.S. Treasury Notes	2.375%	5/15/29	440,000	454,747
Total U.S. Government & Agency Obligations (Cost — $649,299)				652,473

			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost — $143,068)	5.708%		5,725	131,675	(a)
Total Investments before Short-Term Investments (Cost — $127,553,408)				140,870,039

See Notes to Financial Statements.

18	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

Security	Rate	Shares	Value
Short-Term Investments — 0.2%
Western Asset Government Cash Management Portfolio LLC (Cost — $205,424)	2.320%	205,424	$205,424	(e)
Total Investments — 98.1% (Cost — $127,758,832)			141,075,463
Other Assets in Excess of Liabilities — 1.9%			2,790,668
Total Net Assets — 100.0%			$143,866,131

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2019, the total market value of investments in Affiliated Companies was $205,424 and the cost was $205,424 (Note 7).

Abbreviations used in this schedule:

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

USD	— United States Dollar

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	63	9/19	$13,525,859	$13,556,320	$30,461
U.S. Treasury 5-Year Notes	124	9/19	14,431,646	14,651,375	219,729
U.S. Treasury Ultra Long- Term Bonds	35	9/19	5,971,865	6,214,687	242,822
					493,012

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Investment Grade Income Fund Inc.

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	137	9/19	$17,164,579	$17,531,719	$(367,140)
U.S. Treasury Long-Term Bonds	106	9/19	16,058,817	16,492,938	(434,121)
					(801,261)
Net unrealized depreciation on open futures contracts					$(308,249)

See Notes to Financial Statements.

20	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $127,553,408)	$140,870,039
Investments in affiliated securities, at value (Cost — $205,424)	205,424
Cash	1,042,032
Interest receivable	1,885,063
Receivable for securities sold	1,272,959
Deposits with brokers for open futures contracts	287,283
Other assets	13,944
Prepaid expenses	51,343
Total Assets	145,628,087

Liabilities:
Payable for securities purchased	1,129,182
Distributions payable	545,813
Investment management fee payable	59,445
Directors’ fees payable	511
Payable to broker — variation margin on open futures contracts	55
Accrued expenses	26,950
Total Liabilities	1,761,956
Total Net Assets	$143,866,131

Net Assets:
Par value ($0.01 par value; 9,492,402 shares issued and outstanding; 20,000,000 shares authorized)	$94,924
Paid-in capital in excess of par value	131,754,619
Total distributable earnings (loss)	12,016,588
Total Net Assets	$143,866,131

Shares Outstanding	9,492,402

Net Asset Value	$15.16

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Interest from unaffiliated investments	$3,531,209
Interest from affiliated investments	8,422
Dividends	5,074
Less: Foreign taxes withheld	(205)
Total Investment Income	3,544,500

Expenses:
Investment management fee (Note 2)	363,580
Legal fees	67,284
Fund accounting fees	33,034
Franchise taxes	28,260
Audit and tax fees	21,899
Transfer agent fees	18,681
Shareholder reports	10,889
Directors’ fees	8,802
Stock exchange listing fees	6,205
Custody fees	910
Miscellaneous expenses	5,950
Total Expenses	565,494
Less: Fee waivers and/or expense reimbursements (Note 2)	(11,901)
Net Expenses	553,593
Net Investment Income	2,990,907

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	1,089,411
Futures contracts	(1,089,187)
Net Realized Gain	224
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	11,007,216
Futures contracts	243,139
Change in Net Unrealized Appreciation (Depreciation)	11,250,355
Net Gain on Investments and Futures Contracts	11,250,579
Increase in Net Assets From Operations	$14,241,486

See Notes to Financial Statements.

22	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$2,990,907	$6,202,375
Net realized gain	224	1,267,530
Change in net unrealized appreciation (depreciation)	11,250,355	(14,127,809)
Increase (Decrease) in Net Assets From Operations	14,241,486	(6,657,904)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(3,273,510)	(6,543,202)
Decrease in Net Assets From Distributions to Shareholders	(3,273,510)	(6,543,202)

Fund Share Transactions:
Reinvestment of distributions (9,501 and 0 shares issued, respectively)	138,243	—
Increase in Net Assets From Fund Share Transactions	138,243	—
Increase (Decrease) in Net Assets	11,106,219	(13,201,106)

Net Assets:
Beginning of period	132,759,912	145,961,018
End of period	$143,866,131	$132,759,912

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	23

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
	2019[1,2]	2018[1]	2017[1]	2016[1]	2015[1]	2014[1]

Net asset value, beginning of period	$14.00	$15.39	$14.61	$13.84	$14.84	$14.45

Income (loss) from operations:
Net investment income	0.32	0.65	0.68	0.70	0.70	0.73
Net realized and unrealized gain (loss)	1.19	(1.35)	0.79	0.76	(1.01)	0.35
Total income (loss) from operations	1.51	(0.70)	1.47	1.46	(0.31)	1.08

Less distributions from:
Net investment income	(0.35) [3]	(0.69)	(0.69)	(0.69)	(0.69)	(0.69)
Total distributions	(0.35)	(0.69)	(0.69)	(0.69)	(0.69)	(0.69)

Net asset value, end of period	$15.16	$14.00	$15.39	$14.61	$13.84	$14.84

Market price, end of period	$14.87	$13.20	$15.76	$14.31	$13.02	$13.45
Total return, based on NAV[4,5]	10.87%	(4.62)%	10.27%	10.76%	(2.21)%	7.57%
Total return, based on Market Price[6]	15.32%	(11.96)%	15.31%	15.44%	1.88%	7.44%

Net assets, end of period (millions)	$144	$133	$146	$138	$131	$140

Ratios to average net assets:
Gross expenses	0.82%[7]	0.82%	0.76%	0.77%	0.76%	0.73%
Net expenses[8]	0.81 [7]	0.80	0.74	0.75	0.74	0.71
Net investment income	4.36 [7]	4.47	4.53	4.87	4.82	4.87

Portfolio turnover rate	45%	52%	50%	50%	42%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund seeks a high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$129,040,684	—	$129,040,684
Sovereign Bonds	—	9,037,983	—	9,037,983
Municipal Bonds	—	2,007,224	—	2,007,224
U.S. Government & Agency Obligations	—	652,473	—	652,473
Preferred Stocks	—	131,675	—	131,675
Total Long-Term Investments	—	140,870,039	—	140,870,039
Short-Term Investments†	—	205,424	—	205,424
Total Investments	—	$141,075,463	—	$141,075,463
Other Financial Instruments:
Futures Contracts	$493,012	—	—	$493,012
Total	$493,012	$141,075,463	—	$141,568,475

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$801,261	—	—	$801,261

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign

28	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment adviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

30	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company, LLC (“Adviser”), which is a wholly owned subsidiary of Legg Mason, Inc., (“Legg Mason”) pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its services, the Fund pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Fund up to $60,000,000 and 0.40% of such net assets in excess of $60,000,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 and 1% of average net assets over $30,000,000, the Adviser has contractually agreed to reimburse the Fund for any excess.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $11,901.

Western Asset Management Company Limited (“WAML”) provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund’s portfolio of non-dollar securities consistent with the Fund’s investment objectives and policies. As compensation, the Adviser pays WAML a fee based on the pro rata assets of the Fund managed by WAML during the month.

Under the terms of an administrative services agreement among the Fund, the Adviser, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Adviser (not the Fund) pays LMPFA a monthly fee of $3,000 (an annual rate of $36,000). LMPFA and WAML are wholly-owned subsidiaries of Legg Mason, Inc.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$45,210,406	$15,418,518
Sales	41,115,797	21,389,224

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$127,758,832	$14,387,826	$(1,071,195)	$13,316,631
Futures contracts	—	493,012	(801,261)	(308,249)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$493,012

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$801,261

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

32	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(1,089,187)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$243,139

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$22,314,719
Futures contracts (to sell)	27,575,534

5. Distributions subsequent to June 30, 2019

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
6/21/2019	7/1/2019	$0.0575
7/19/2019	8/1/2019	$0.0575
8/23/2019	9/3/2019	$0.0575
9/20/2019	10/1/2019	$0.0575

6. Stock repurchase program

On November 20, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended June 30, 2019, the Fund did not repurchase any shares.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

7. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s investment adviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2019. The following transactions were effected in shares of such companies for the six months ended June 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$268	$19,508,422	19,508,422	$19,303,266	19,303,266

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Western Asset Government Cash Management Portfolio LLC	—	$8,422	—	$205,424

8. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $1,759,195, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement

34	Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report

disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Western Asset Investment Grade Income Fund Inc. 2019 Semi-Annual Report	35

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Fund’s annual meeting of shareholders was held on May 10, 2019. Of the 9,487,659 common shares outstanding, the following shares were voted in the meeting:

Election of Directors:	For	Withheld
Robert Abeles, Jr.	8,305,721	269,865
Anita L. DeFrantz	8,325,105	250,481
Ronald L. Olson	8,322,042	253,544
Avedick B. Poladian	8,258,323	317,263
William E. B. Siart	8,252,290	323,296
Jaynie M. Studenmund	8,310,902	264,684
Peter J. Taylor	8,304,326	271,260
Jane Trust	8,312,659	262,927

36	Western Asset Investment Grade Income Fund Inc.

Dividend reinvestment plan (unaudited)

The Fund offers to all shareholders a Dividend Reinvestment Plan (“Plan”). For participants in the Plan, cash distributions (e.g., dividends and capital gains) of registered shareholders (those who own shares in their own name on the Fund’s records) are automatically invested in shares of the Fund. Interested shareholders may obtain more information or sign up for the Plan by contacting the agent. Shareholders who own shares in a brokerage, bank, or other financial institution account must contact the Company where their account is held in order to participate in the Plan.

If you elect to participate in the Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV the Agent will, as agent for the participants, buy shares of the Fund’s stock through a broker on the open market or in a negotiated transaction (subject to price and other terms to which the agent may agree). The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by the Agent in accordance with your instructions.

Additional information regarding the plan

The Fund will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan will be charged to participants. The commission participants pay for selling shares under the Plan is calculated as $2.50 plus $0.15 per share. Beneficial shareholders should contact the company holding their account for further information concerning fees that may apply to selling shares under the Plan. In the event the Fund determines to no longer pay the costs applicable to the Plan, the Agent will terminate the Plan and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare. Distributions to Plan participants will be in the form of stock, unless the Agent is notified in writing 10 days prior to the record date fixed by the Board of Directors for the distribution that you wish to receive a cash payment. Beneficial shareholders should contact the company holding their account for further information regarding deadlines that might apply.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions.

Western Asset Investment Grade Income Fund Inc.	37

Dividend reinvestment plan (unaudited) (cont’d)

Upon termination of the Plan, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to each participant each year.

Registered shareholders can make inquiries regarding the Plan, as well as sign up or terminate their participation in the Plan by contacting Computershare Inc., 462 South 4th Street, Suite 1600, Louisville, KY 40202, telephone number 1-888-888-0151. Beneficial Shareholders can make inquiries regarding the Plan as well as sign up or terminate their participation in the Plan by contacting the company where their account is held.

38	Western Asset Investment Grade Income Fund Inc.

Western Asset

Investment Grade Income Fund Inc.

Directors

Robert Abeles, Jr

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor*

Jane Trust

Officers

Jane Trust

President and Chief Executive Officer

Richard F. Sennett

Principal Financial Officer and Treasurer

Ted P. Becker**

Chief Compliance Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jenna Bailey

Identity Theft Prevention Officer

Jeanne M. Kelly

Senior Vice President

*	Effective March 1, 2019, Mr. Taylor became a Director.
**	Effective July 17, 2019, Mr. Becker became Chief Compliance Officer.

Western Asset Investment Grade Income Fund Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment advisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Custodian

The Bank of New York Mellon

Independent registered public accounting firm

Pricewaterhouse Coopers LLP

100 East Pratt Street

Baltimore, MD 21202

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

New York Stock Exchange Symbol

PAI

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-888-777-0102.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Investment Grade Income Fund Inc.

Western Asset Investment Grade Income Fund Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Investment Grade Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX012841 8/19 SR19-3694

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Investment Grade Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 28, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: August 28, 2019